NET SALES (Tables)	12 Months Ended
Dec. 31, 2022
Net Sales
Schedule of net sales

	2022	2021	2020
Gross sales and/or services	125,907.2	110,162.7	85,221.2
Excise duty	(24,851.4)	(22,052.6)	(18,259.7)
Discounts	(21,347.0)	(15,255.8)	(8,582.5)
Total	79,708.8	72,854.3	58,379.0